UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21522

Name of Fund: BlackRock S&P Quality Rankings Global Equity Managed Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock S&P Quality Rankings Global Equity Managed Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Shares		Description	Value
		LONG-TERM INVESTMENTS—98.6%
		Common Stocks—98.6%
		Australia—6.0%
117,200		Foster’s Group Ltd.	$583,515
275,000		Gunns Ltd.	785,237
64,700		National Australia Bank Ltd.	2,104,938
126,100		Santos Ltd.	1,414,052
84,400		TABCORP Holdings Ltd.	1,160,554
33,200		Wesfarmers Ltd.	1,096,439
		Total Australia	7,144,735
		Austria—1.2%
14,000		Boehler-Uddeholm AG	1,383,020
		Canada—5.6%
25,500		Bank of Montreal	1,591,718
14,100		Bank of Nova Scotia	653,585
16,000		Enbridge, Inc.	567,379
30,600		Royal Bank of Canada	1,551,513
34,700		Toronto-Dominion Bank	2,220,306
		Total Canada	6,584,501
		Denmark—1.1%
32,400		Danske Bank A/S	1,364,546
		Finland—0.9%
19,200		Kesko Oyj, B Shares	1,016,796
		France—4.3%
11,700		Bouygues	937,129
19,400		M6-Metropole Television	590,840
5,300		Societe Generale	910,962
17,200		Total S.A.	1,354,532
18,200		Vinci S.A.	1,303,720
		Total France	5,097,183
		Germany—0.7%
15,200		SAP AG	822,981
		Hong Kong—2.7%
71,000		Esprit Holdings Ltd.	948,828
22,600		Hang Seng Bank Ltd.	356,139
204,500		HongKong Electric Holdings	1,014,429
191,000		Hopewell Holdings	824,687
		Total Hong Kong	3,144,083
		Italy—2.6%
156,200		Enel S.p.A.	1,612,458
42,400		Eni S.p.A.	1,483,859
		Total Italy	3,096,317
		Japan—5.2%
11,700		Canon, Inc.	618,396
53,000		Mitsui & Co. Ltd.	1,245,528
36,500		Nomura Holdings, Inc.	692,818
15,000		Oracle Corp.	666,538
53,000		Ricoh Co. Ltd.	1,148,855
42,000		Sharp Corp.	723,818
17,300		Toyota Motor Corp.	1,051,713
		Total Japan	6,147,666
		Netherlands—2.2%
20,800		ABN AMRO Holding N.V.	1,026,259
104,100		Royal KPN N.V.	1,610,648
		Total Netherlands	2,636,907
		Norway—0.4%
22,900		Ekornes ASA	510,484
		Singapore—1.4%
615,000		Jaya Holdings Ltd.	782,429
212,000		Singapore Petroleum Co. Ltd.	901,233
		Total Singapore	1,683,662
		Spain—0.7%
32,600		Indra Sistemas S.A.	846,704
		Sweden—5.1%
16,000		Axfood AB	553,556
15,300		Hennes & Mauritz AB	879,173
26,500	[1]	Kungsleden AB	338,134
54,600		Ratos AB, B Shares	1,691,727
108,000		Scania AB, B Shares	2,573,636
		Total Sweden	6,036,226
		United Kingdom—9.0%
55,300		Alliance & Leicester Plc	1,154,284
141,100		Barclays Plc	1,981,903
64,100	[1]	GlaxoSmithKline Plc	1,622,260
61,200		HSBC Holdings Plc	1,134,048
193,500		Rentokil Initial Plc	605,775
46,300		Royal Dutch Shell Plc, A Shares	1,797,992
69,183		Scottish & Southern Energy Plc	2,021,450
55,656		Taylor Wimpey Plc	366,654
		Total United Kingdom	10,684,366
		United States—49.5%
7,100		3M Co.	631,332
17,100		Abbott Laboratories	866,799
16,500		Agree Realty Corp. (REIT)	480,315
55,700		Allied Capital Corp.	1,577,424
32,300		Altria Group, Inc.	2,146,981
28,000		Ameren Corp.	1,343,440
11,100		American Intl. Group, Inc.	712,398
110,480		AT&T, Inc.	4,326,397
12,400		Automatic Data Processing, Inc.	575,608
47,200		Bank of America Corp.	2,238,224
49,500		Bristol-Myers Squibb Co.	1,406,295
12,800		Chevron Corp.	1,091,328
13,200	[1]	Cisco Systems, Inc.	381,612
35,500		Citigroup, Inc.	1,653,235
9,500		Coca-Cola Co. (The)	495,045
24,600		Consolidated Edison, Inc.	1,074,528
8,550	[1]	Discover Financial Services	197,078
18,800		Eli Lilly & Co.	1,016,892
45,200		Emerson Electric Co.	2,127,564
14,400		Equity Residential (REIT)	573,264
35,800		Exxon Mobil Corp.	3,047,654
25,900		First Industrial Realty Trust, Inc. (REIT)	1,002,589
76,100		General Electric Co.	2,949,636
37,600		Health Care REIT, Inc.	1,380,296
31,000		Hewlett-Packard Co.	1,426,930
21,400		Home Depot, Inc.	795,438
12,700		Hospitality Properties Trust (REIT)	487,172
56,300		Intel Corp.	1,329,806
16,400		Intl. Business Machines Corp.	1,814,660
9,300		Johnson & Johnson	562,650
17,300		KeyCorp	600,137
25,000		Kimco Realty Corp. (REIT)	933,250
20,483		Kraft Foods, Inc.	670,818
10,800		Liberty Properties Trust (REIT)	405,108
20,200		Maxim Integrated Products, Inc.	640,340
23,000		McDonald's Corp.	1,101,010
25,000		Merck & Co., Inc.	1,241,250
25,500		Microchip Technology, Inc.	925,905
79,700		Microsoft Corp.	2,310,503
17,100		Morgan Stanley	1,092,177
34,400		Nationwide Health Properties, Inc. (REIT)	819,752
7,900		PepsiCo, Inc.	518,398
38,300		Pfizer, Inc.	900,433
9,300		Pitney Bowes, Inc.	428,730
8,500		Rohm & Haas Co.	480,420
32,900		Thornburg Mortgage, Inc. (REIT)	836,318
63,800		Trustco Bank Corp	592,064
13,800		United Technologies Corp.	1,006,986
21,900		UST, Inc.	1,172,745
13,800		Wachovia Corp.	651,498

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)
(Percentages shown are based on Net Assets)

Shares		Description	Value
		United States— (cont'd)
12,100		Wal-Mart Stores, Inc.	$555,995
30,100		Wells Fargo & Co.	1,016,477
		Total United States	58,612,904
		Total Long-Term Investments
		(cost $84,908,042)	116,813,081
		MONEY MARKET FUND—0.9%
1,038,116	[2]	Fidelity Institutional Money Market Prime Portfolio, 4.99% (cost $1,038,116)	1,038,116
Total Investments—99.5% (cost $85,946,1583)			$117,851,197
Other assets in excess of liabilities—0.5%			632,770
Net Assets—100.0%			$118,483,967

[1]	Non-income producing security.

[2]	Represents current yield as of July 31, 2007.

[3]	Cost for federal income tax purposes is $85,799,833. The net unrealized appreciation on a tax basis is $32,051,364, consisting of $32,770,641 gross unrealized appreciation and $719,277 gross unrealized depreciation.

KEY TO ABBREVIATIONS
REIT	—	Real Estate Investment Trust

Item 2 – Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P Quality Rankings Global Equity Managed Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: September 20, 2007

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: September 20, 2007